Subsequent Events (Details) - Subsequent Event - USD ($)	Jan. 31, 2022	Jan. 18, 2022
Existing PIPE Investment holders
Subsequent Event [Line Items]
Number of shares issued (in shares)		20,000,000
Purchase price of stock (in dollars per share)		$ 10.00
Aggregate purchase price		$ 200,000,000
New PIPE Investment Holders
Subsequent Event [Line Items]
Number of shares issued (in shares)		11,507,074
Purchase price of stock (in dollars per share)		$ 8.89
Aggregate purchase price		$ 102,300,000
Gores Metropoulos Sponsor II, LLC
Subsequent Event [Line Items]
Number of shares issued (in shares)		709,711
Purchase price of stock (in dollars per share)		$ 10.00
Aggregate purchase price		$ 7,100,000
Common Stock
Subsequent Event [Line Items]
Number of contingently issued shares (in shares)		14,500,000
Gores Metropoulos II, Inc.
Subsequent Event [Line Items]
Payments of deferred underwriting discounts		$ 15,875,000
Payments of deferred underwriting discounts as a percentage of gross offering proceeds		3.50%
Gores Metropoulos II, Inc. | Delayed Draw Subordinated Secured Note Warrants
Subsequent Event [Line Items]
Number of contingently issued warrants (in shares)	2,475,000
Warrant exercise price (in dollars per share)	$ 12.50
Gores Metropoulos II, Inc. | Class A Common Stock
Subsequent Event [Line Items]
Number of shares issued (in shares)		1,656,335
Purchase price of stock (in dollars per share)		$ 10.00
Aggregate purchase price		$ 16,563,350
Gores Metropoulos II, Inc. | Class A Common Stock | Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Subsequent Event [Line Items]
Number of contingently issued shares (in shares)	9,000,000
Gores Metropoulos II, Inc. | Class A Common Stock | Private Placement Warrants
Subsequent Event [Line Items]
Number of contingently issued shares (in shares)	5,500,000
Gores Metropoulos II, Inc. | Class A Common Stock | Delayed Draw Subordinated Secured Note Warrants
Subsequent Event [Line Items]
Number of contingently issued shares (in shares)	2,475,000
Gores Metropoulos II, Inc. | Common Stock | Business Combination Warrants
Subsequent Event [Line Items]
Number of contingently issued shares (in shares)	425,706
Gores Metropoulos II, Inc. | Common Stock | Warrants Held by Terminated Employees
Subsequent Event [Line Items]
Number of contingently issued shares (in shares)	20,336